Exceptional items - Schedule of exceptional items (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of exceptional items [line items]
Items included in operating profit	£ (940)	£ (916)
Non-operating items	0	146
Profit before taxation	2,464	2,627
Items included in taxation	(530)	(560)
Profit for the period	1,934	2,067
Attributable to:
Equity shareholders of the parent company	1,865	1,976
Non-controlling interests	69	91
Profit for the period	1,934	2,067
Impairment of Old Tavern brand
Disclosure of exceptional items [line items]
Items included in operating profit	(59)	0
Guaranteed minimum pension equalisation
Disclosure of exceptional items [line items]
Items included in operating profit	0	(21)
Exceptional items
Disclosure of exceptional items [line items]
Items included in operating profit	(59)	(21)
Non-operating items	0	146
Profit before taxation	(59)	125
Items included in taxation	14	(30)
Profit for the period	(45)	95
Attributable to:
Equity shareholders of the parent company	(25)	95
Non-controlling interests	(20)	0
Profit for the period	(45)	95
Step up acquisitions
Disclosure of exceptional items [line items]
Non-operating items	8	0
Loss on the expected sale of United National Breweries
Disclosure of exceptional items [line items]
Non-operating items	(7)	(8)
Loss on disposal of associate
Disclosure of exceptional items [line items]
Non-operating items	(1)	0
Portfolio of 19 brands
Disclosure of exceptional items [line items]
Non-operating items	0	154
Exceptional operating items
Disclosure of exceptional items [line items]
Items included in taxation	14	4
Exceptional non-operating Items
Disclosure of exceptional items [line items]
Items included in taxation	£ 0	£ (34)